Other Assets (Summary of Other Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 8)	$ 477	$ 448
Ammonia catalysts - net of accumulated amortization	113	104
Long-term income tax receivable (Note 8)	91	54
Accrued pension benefit asset (Note 21)	138	157
Other Assets	232	206
Other non-current assets	1,051	969
Ammonia Catalysts Accumulated Amortization	$ 99	$ 94